CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 36,318	$ 41,423
Short-term bank deposits		413
Marketable securities		535
Trade receivables (net of allowance for doubtful accounts of $ 8,404 and $ 12,229 at December 31, 2014 and 2015, respectively)	$ 116,683	162,626
Other accounts receivable and prepaid expenses	22,583	22,898
Deferred tax assets, net	1,633	3,522
Inventories	49,690	61,830
Total current assets	226,907	293,247
NON-CURRENT ASSETS:
Deferred tax assets, net	189	239
Severance pay and pension fund	4,681	5,669
Other non-current assets	1,457	4,510
PROPERTY AND EQUIPMENT, NET	28,906	33,138
INTANGIBLE ASSETS, NET	3,192	5,070
Total long-term assets	38,425	48,626
Total assets	265,332	341,873
CURRENT LIABILITIES:
Short-term loans	$ 34,922	40,600
Current maturities of long-term loan		8,232
Trade payables	$ 71,721	101,752
Deferred revenues	8,901	17,667
Other accounts payable and accrued expenses	27,052	37,248
Total current liabilities	142,596	205,499
LONG-TERM LIABILITIES:
Long-term loan, net of current maturities		2,072
Accrued severance pay and pensions	9,276	11,452
Other long-term liabilities	10,639	18,298
Total long-term liabilities	$ 19,915	$ 31,822
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 120,000,000 shares at December 31, 2014 and 2015; Issued: 80,612,389 and 81,118,387 shares at December 31, 2014 and 2015, respectively; Outstanding: 77,130,866 and 77,636,864 shares at December 31, 2014 and 2015, respectively	$ 214	$ 212
Additional paid-in capital	408,174	406,413
Treasury shares at cost - 3,481,523 ordinary shares as of December 31, 2014 and 2015.	(20,091)	(20,091)
Accumulated other comprehensive loss	(8,616)	(4,111)
Accumulated deficit	(276,860)	(277,871)
Total shareholders' equity	102,821	104,552
Total liabilities and shareholders' equity	$ 265,332	$ 341,873